UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number 811-01792
Van Kampen Capital Growth Fund

(Exact name of registrant as specified in charter)
522 Fifth Avenue, New York, New York 10036

(Address of principal executive offices) (Zip code)
Edward C. Wood III
522 Fifth Avenue, New York, New York 10036

(Name and address of agent for service)
Registrant’s telephone number, including area code: 212-762-4000
Date of fiscal year end: 6/30
Date of reporting period: 3/31/10

Item 1. Schedule of Investments.
The Fund’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:
Van Kampen Capital Growth Fund
Portfolio of Investments  ■  March 31, 2010 (Unaudited)

	Number of
Description	Shares	Value

Common Stocks 94.2%
Air Freight & Logistics 3.4%
C.H. Robinson Worldwide, Inc.	933,650	$52,144,352
Expeditors International of Washington, Inc.	2,097,715	77,447,638

		129,591,990

Application Software 4.0%
Adobe Systems, Inc. (a)	1,499,292	53,029,958
Salesforce.com, Inc. (a)	1,325,600	98,690,920

		151,720,878

Casinos & Gaming 5.0%
Las Vegas Sands Corp. (a)	2,948,772	62,366,528
Wynn Resorts Ltd.	1,633,357	123,857,461

		186,223,989

Communications Equipment 4.5%
Cisco Systems, Inc. (a)	3,548,163	92,358,683
Research In Motion Ltd. (Canada) (a)	1,052,759	77,851,528

		170,210,211

Computer Hardware 7.8%
Apple, Inc. (a)	1,256,254	295,131,752

Construction Materials 2.1%
Cemex SAB de CV—ADR (Mexico) (a)	3,225,818	32,935,602
Martin Marietta Materials, Inc.	570,235	47,643,134

		80,578,736

Consumer Finance 4.7%
American Express Co.	1,995,839	82,348,317
Redecard SA (Brazil)	5,143,342	95,153,346

		177,501,663

Data Processing & Outsourced Services 4.6%
MasterCard, Inc., Class A	494,631	125,636,274
Visa, Inc., Class A	533,849	48,596,274

		174,232,548

Department Stores 1.3%
Sears Holdings Corp. (a)	457,074	49,560,534

Van Kampen Capital Growth Fund
Portfolio of Investments  ■  March 31, 2010 (Unaudited)  continued

	Number of
Description	Shares	Value

Distributors 1.7%
Li & Fung Ltd. (Bermuda)	13,126,000	$64,579,734

Diversified Commercial & Professional Services 0.2%
Corporate Executive Board Co.	265,010	7,046,616

Electrical Components & Equipment 0.5%
First Solar, Inc. (a)	165,161	20,256,997

Fertilizers & Agricultural Chemicals 3.8%
Monsanto Co.	1,999,085	142,774,651

Health Care Equipment 2.4%
Gen-Probe, Inc. (a)	474,803	23,740,150
Intuitive Surgical, Inc. (a)	192,614	67,054,712

		90,794,862

Human Resource & Employment Services 0.6%
Monster Worldwide, Inc. (a)	1,284,907	21,342,305

Internet Retail 7.2%
Amazon.com, Inc. (a)	1,993,122	270,526,449

Internet Software & Services 14.2%
Baidu, Inc.—ADR (Cayman Islands) (a)	214,234	127,897,698
eBay, Inc. (a)	2,600,176	70,074,743
Google, Inc., Class A (a)	458,315	259,869,188
Tencent Holdings Ltd. (Cayman Islands)	3,851,600	77,287,476

		535,129,105

Life Sciences Tools & Services 2.3%
Illumina, Inc. (a)	2,215,550	86,184,895

Marine Ports & Services 1.3%
China Merchants Holdings International Co., Ltd. (China)	13,697,565	50,455,660

Multi-Line Insurance 1.6%
Loews Corp.	1,628,435	60,708,057

Van Kampen Capital Growth Fund
Portfolio of Investments  ■  March 31, 2010 (Unaudited)  continued

	Number of
Description	Shares	Value

Multi-Sector Holdings 0.8%
Leucadia National Corp. (a)	1,197,667	$29,714,118

Oil & Gas Exploration & Production 4.9%
Range Resources Corp.	998,022	46,777,291
Ultra Petroleum Corp. (Canada) (a)	2,932,633	136,748,677

		183,525,968

Other Diversified Financial Services 2.1%
BM&F BOVESPA SA (Brazil)	11,560,284	78,266,831

Pharmaceuticals 1.4%
Allergan, Inc.	792,950	51,795,494

Property & Casualty Insurance 2.3%
Berkshire Hathaway, Inc., Class B (a)	1,070,550	87,003,598

Publishing 0.9%
McGraw-Hill Cos., Inc.	957,711	34,142,397

Real Estate Management & Development 1.3%
Brookfield Asset Management, Inc., Class A (Canada)	1,975,244	50,210,702

Restaurants 2.8%
Starbucks Corp. (a)	4,359,665	105,809,070

Specialized Finance 1.8%
CME Group, Inc.	207,342	65,542,880

Systems Software 1.1%
VMware, Inc., Class A (a)	745,703	39,745,970

Wireless Telecommunication Services 1.6%
America Movil SAB de CV, Ser L—ADR (Mexico)	1,222,343	61,532,747

Total Long-Term Investments 94.2% (Cost $3,503,576,727)		3,551,841,407

Van Kampen Capital Growth Fund
Portfolio of Investments  ■  March 31, 2010 (Unaudited)  continued

Description	Value

Repurchase Agreements 6.0%
Banc of America Securities ($39,170,878 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 0.01%, dated 03/31/10, to be sold on 04/01/10 at $39,170,889)	$39,170,878
JPMorgan Chase & Co. ($187,719,862 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 0.01%, dated 03/31/10, to be sold on 04/01/10 at $187,719,915)	187,719,862
State Street Bank & Trust Co. ($8,260 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 0.00%, dated 03/31/10, to be sold on 04/01/10 at $8,260)	8,260

Total Repurchase Agreements 6.0% (Cost $226,899,000)	226,899,000

Total Investments 100.2% (Cost $3,730,475,727)	3,778,740,407

Liabilities in Excess of Other Assets (0.2%)	(7,982,839)

Net Assets 100.0%	$3,770,757,568

Percentages are calculated as a percentage of net assets.

(a)	Non-income producing security.

ADR—American Depositary Receipt

Security Valuation Investments in securities listed on a securities exchange are valued at their last sale price as of the close of such securities exchange. Equity securities traded on NASDAQ are valued at the NASDAQ Official Closing Price. Listed and unlisted securities for which the last sale price is not available are valued at the mean of the bid and asked prices. For those securities where quotations or prices are not readily available, valuations are determined in accordance with procedures established in good faith by the Board of Trustees. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances. Most foreign markets close before the New York Stock Exchange (NYSE). Occasionally, developments that could affect the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the NYSE. If these developments are expected to materially affect the value of the securities, the valuations may be adjusted to reflect the estimated fair value as of the close of the NYSE, as determined in good faith under procedures established by the Board of Trustees. Short-term securities with remaining maturities of 60 days or less are valued at amortized cost, which approximates fair value.

Van Kampen Capital Growth Fund
Portfolio of Investments  ■  March 31, 2010 (Unaudited)  continued

Fair Value Measurements Financial Accounting Standards Board Accounting Standards Codification ASC 820, Fair Value Measurements and Disclosures (ASC 820) (formerly known as FAS 157), defines fair value as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.

Level 1—	quoted prices in active markets for identical investments
Level 2—	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3—	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of March 31, 2010 in valuing the Fund’s investments carried at value.

	Level 1	Level 2	Level 3
			Significant
		Other Significant	Unobservable
Investments	Quoted Prices	Observable Inputs	Inputs	Total

Investments in an Asset Position
Common Stocks
Air Freight & Logistics	$129,591,990	$—	$—	$129,591,990
Application Software	151,720,878	—	—	151,720,878
Casinos & Gaming	186,223,989	—	—	186,223,989
Communications Equipment	170,210,211	—	—	170,210,211
Computer Hardware	295,131,752	—	—	295,131,752

Van Kampen Capital Growth Fund
Portfolio of Investments  ■  March 31, 2010 (Unaudited)  continued

	Level 1	Level 2	Level 3
			Significant
		Other Significant	Unobservable
Investments	Quoted Prices	Observable Inputs	Inputs	Total

Construction Materials	$80,578,736	$—	$—	$80,578,736
Consumer Finance	177,501,663	—	—	177,501,663
Data Processing & Outsourced Services	174,232,548	—	—	174,232,548
Department Stores	49,560,534	—	—	49,560,534
Distributors	64,579,734	—	—	64,579,734
Diversified Commercial & Professional Services	7,046,616	—	—	7,046,616
Electrical Components & Equipment	20,256,997	—	—	20,256,997
Fertilizers & Agricultural Chemicals	142,774,651	—	—	142,774,651
Health Care Equipment	90,794,862	—	—	90,794,862
Human Resource & Employment Services	21,342,305	—	—	21,342,305
Internet Retail	270,526,449	—	—	270,526,449
Internet Software & Services	535,129,105	—	—	535,129,105
Life Sciences Tools & Services	86,184,895	—	—	86,184,895
Marine Ports & Services	50,455,660	—	—	50,455,660
Multi-Line Insurance	60,708,057	—	—	60,708,057
Multi-Sector Holdings	29,714,118	—	—	29,714,118
Oil & Gas Exploration & Production	183,525,968	—	—	183,525,968
Other Diversified Financial Services	78,266,831	—	—	78,266,831
Pharmaceuticals	51,795,494	—	—	51,795,494
Property & Casualty Insurance	87,003,598	—	—	87,003,598
Publishing	34,142,397	—	—	34,142,397
Real Estate Management & Development	50,210,702	—	—	50,210,702
Restaurants	105,809,070	—	—	105,809,070

Van Kampen Capital Growth Fund
Portfolio of Investments  ■  March 31, 2010 (Unaudited)  continued

	Level 1	Level 2	Level 3
			Significant
		Other Significant	Unobservable
Investments	Quoted Prices	Observable Inputs	Inputs	Total

Specialized Finance	$65,542,880	$—	$—	$65,542,880
Systems Software	39,745,970	—	—	39,745,970
Wireless Telecommunication Services	61,532,747	—	—	61,532,747
Repurchase Agreements	—	226,899,000	—	226,899,000

Total Investments in an Asset Position	$3,551,841,407	$226,899,000	$—	$3,778,740,407

Item 2. Controls and Procedures.
(a) The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.
(b) There were no changes in the Fund’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.
Item 3. Exhibits.
(a) A certification for the Principal Executive Officer of the registrant is attached hereto as part of EX-99.cert.
(b) A certification for the Principal Financial Officer of the registrant is attached hereto as part of EX-99.cert.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
(Registrant) Van Kampen Capital Growth Fund

By:	/s/ Edward C. Wood III
Name:	Edward C. Wood III
Title:	Principal Executive Officer

Date: May 17, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Edward C. Wood III
Name:	Edward C. Wood III
Title:	Principal Executive Officer

Date: May 17, 2010

By:	/s/ Stuart N. Schuldt
Name:	Stuart N. Schuldt
Title:	Principal Financial Officer

Date: May 17, 2010